John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com
Name:	Nicholas J. Kolokithas
Title:	Assistant Vice President and Senior Counsel
March 1, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Investment Trust II (the “Trust”), on behalf of:
John Hancock Financial Industries Fund,
John Hancock Regional Bank Fund, and
John Hancock Small Cap Equity Fund
File Nos. 002-90305; 811-03999
     CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectuses and statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and Statement of Additional Information, each dated March 1, 2011, contained in Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 63 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on February 24, 2011.

Sincerely,
/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas
Assistant Secretary John Hancock Investment Trust II